Subordinated liabilities - Disclosure of dated subordinated liabilities (Details)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about borrowings [line items]
Notional contract amount	£ 83,792,768,000,000					£ 64,625,859,000,000
Dated subordinated liabilities	42,278,000,000					36,339,000,000
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	42,278,000,000					36,339,000,000
Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 623,000,000					649,000,000
5.75% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%
Dated subordinated liabilities	£ 279,000,000					282,000,000
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m) | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%
Notional contract amount | ¥		¥ 15,000,000,000
Dated subordinated liabilities	£ 76,000,000					84,000,000
6.33% Subordinated Notes (GBP 50m) | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%
Notional contract amount	£ 50,000,000
Dated subordinated liabilities	45,000,000					48,000,000
Subordinated Floating Rate Notes (EUR 68m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €			€ 68,000,000
Dated subordinated liabilities	£ 56,000,000					59,000,000
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount | $				$ 200,000,000
Dated subordinated liabilities	£ 117,000,000					117,000,000
5.20% Fixed Rate Subordinated Notes (USD 1,367m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%
Notional contract amount | $					$ 1,367,000,000
Dated subordinated liabilities	£ 1,051,000,000					1,019,000,000
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	1.125%	1.125%	1.125%	1.125%	1.125%
Notional contract amount | €			€ 1,000,000,000
Dated subordinated liabilities	£ 810,000,000					816,000,000
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%
Notional contract amount | $					$ 1,200,000,000
Dated subordinated liabilities	£ 920,000,000					898,000,000
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	8.407%	8.407%	8.407%	8.407%	8.407%
Notional contract amount	£ 1,000,000,000
Dated subordinated liabilities	£ 1,008,000,000					1,030,000,000
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m) | Fixed-to-Floating Interest Rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%
Notional contract amount | $					$ 1,300,000,000
Dated subordinated liabilities	£ 941,000,000					931,000,000
4.973% Fixed Rate Resetting Tier2 Subordinated Callable Notes (EUR 1,500m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.973%	4.973%	4.973%	4.973%	4.973%
Notional contract amount | €			€ 1,500,000,000
Dated subordinated liabilities	£ 1,320,000,000					0
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	7.437%	7.437%	7.437%	7.437%	7.437%
Notional contract amount | $					$ 2,000,000,000
Dated subordinated liabilities	£ 1,573,000,000					1,609,000,000
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.262%	5.262%	5.262%	5.262%	5.262%
Notional contract amount | €			€ 1,250,000,000
Dated subordinated liabilities	£ 1,130,000,000					1,180,000,000
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 860m) | Fixed-to-Floating Interest Rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	7.119%	7.119%	7.119%	7.119%	7.119%
Notional contract amount | $					$ 860,000,000
Dated subordinated liabilities	£ 655,000,000					672,000,000
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.811%	3.811%	3.811%	3.811%	3.811%
Notional contract amount | $					$ 1,000,000,000
Dated subordinated liabilities	£ 586,000,000					619,000,000
5.25% Fixed Rate Subordinated Notes (USD 827m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%	5.25%	5.25%	5.25%	5.25%
Notional contract amount | $					$ 827,000,000
Dated subordinated liabilities	£ 408,000,000					445,000,000
4.95% Fixed Rate Subordinated Notes (USD 1,250m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.95%	4.95%	4.95%	4.95%	4.95%
Notional contract amount | $					$ 1,250,000,000
Dated subordinated liabilities	£ 556,000,000					636,000,000
Floating Rate Subordinated Notes (USD 456m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $					$ 456,000,000
Dated subordinated liabilities	370,000,000					365,000,000
Various subordinated loans
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	29,754,000,000					24,880,000,000
Various subordinated loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	334,000,000					458,000,000
Various subordinated loans | Floating interest rate | Callable
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	1,025,000,000					370,000,000
Various subordinated loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	3,457,000,000					5,632,000,000
Various subordinated loans | Fixed interest rate | Callable
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	24,401,000,000					17,841,000,000
Zero Coupon Callable Loans | Callable
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 537,000,000					£ 579,000,000